Loan note instruments (Tables)	6 Months Ended
Jun. 30, 2026
Loan note instruments.
Schedule of loan note instruments

Loan note instruments - finance costs		June 30, 2026	June 30, 2025
Solar loan notes	22.1	571	570
		571	570

Loan note instruments - financial liabilities		June 30, 2026	December 31, 2025
Solar loan notes	22.1	11,706	11,741
		11,706	11,741

Current		1,973	7,760
Non-current		9,733	3,981
		11,706	11,741

	June 30, 2026	December 31, 2025
Balance January 1	11,741	9,168
Amounts received	7,000	2,500
Transaction costs	(61)	(113)
Finance cost accrued	571	1,160
Repayment - finance cost	(545)	(974)
Repayment - capital	(7,000)	—
Balance	11,706	11,741

Current	1,973	7,760
Non-current	9,733	3,981
	11,706	11,741